Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (105.6%)
Aerospace & Defense (2.7%)
$400	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)(1)	(BB, Ba2)	03/15/29	6.750	$406,593
1,600	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)(1)	(B, B3)	08/01/32	7.250	1,575,735
391	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1),(2)	(B+, B1)	02/01/29	7.500	401,133
600	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/26 @ 104.38)(1)	(B+, B1)	11/15/30	8.750	633,395
840	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)(1)	(BB-, Ba3)	03/01/29	6.375	849,504
440	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)(1)	(BB-, Ba3)	03/01/32	6.625	445,521

					4,311,881

Air Transportation (0.7%)
724	Stonepeak Nile Parent LLC, Rule 144A, Senior Secured Notes (Callable 03/15/28 @ 103.63)(1)	(BB, Ba1)	03/15/32	7.250	737,839
369	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 103.19)(1),(2)	(B, B3)	02/01/30	6.375	323,646

					1,061,485

Auto Parts & Equipment (5.1%)
1,388	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/28 @ 103.75)(1),(2)	(BB, B2)	02/15/33	7.500	1,291,672
286	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BBB-, Ba2)	04/15/28	7.000	286,644
1,405	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 100.00)(1)	(B, Caa1)	05/15/27	8.500	1,411,238
631	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)(1)	(B+, B2)	05/15/32	8.000	651,488
1,825	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 102.00)(1),(2)	(CCC, Caa1)	02/01/28	8.000	1,780,421
1,530	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)(1)	(B, B1)	05/31/32	7.750	1,514,227
1,222	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)(1)	(BB+, Baa3)	04/15/29	6.750	1,239,036

					8,174,726

Brokerage (1.1%)
1,666	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)(1)	(BB-, Ba3)	03/01/31	7.875	1,736,230

Building & Construction (3.3%)
1,442	MasTec, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/11/25 @ 103.31)(1)	(BBB-, NR)	08/15/29	6.625	1,442,332
1,774	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 101.38)(1)	(B-, B3)	09/01/28	5.500	1,718,174
200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)(1)	(B-, B3)	01/31/31	8.625	210,965
434	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)(1)	(BB, Ba3)	03/01/32	6.375	436,901
723	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)(1)	(B+, B2)	03/01/33	6.750	721,438
705	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)(1)	(BB, Ba3)	08/15/32	6.500	705,710

					5,235,520

Building Materials (5.4%)
377	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	378,954
681	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)(1)	(B, B3)	08/15/29	9.500	562,591
1,606	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 101.50)(1),(2)	(CCC+, Caa1)	03/01/29	6.000	1,312,495
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/16/25 @ 100.00)(1)	(B+, Ba2)	02/01/28	5.750	987,737

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$800	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 100.83)(1)	(BB+, Ba1)	01/15/28	5.000	$777,846
1,287	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)(1)	(BB-, B1)	04/01/32	6.750	1,275,962
1,419	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,275,610
400	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, Ba3)	07/15/30	4.375	368,322
1,831	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 101.72)(1)	(CCC+, Caa1)	10/15/28	6.875	1,758,752

					8,698,269

Cable & Satellite TV (1.6%)
1,856	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 101.28)(1)	(CC, Caa2)	01/15/29	5.125	1,459,242
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 101.28)(1)	(CC, Caa2)	07/15/29	5.125	156,951
200	Altice France SA, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 102.75)(1)	(CC, Caa2)	10/15/29	5.500	158,748
800	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	725,748

					2,500,689

Chemicals (4.6%)
477	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	486,930
400	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)(1)	(BB-, Ba3)	11/01/31	6.250	396,767
600	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	540,634
800	Herens Midco SARL, Rule 144A, Company Guaranteed Notes (Callable 04/30/25 @ 102.63)(1),(3)	(CCC, Caa2)	05/15/29	5.250	689,217
988	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 103.38)(1)	(BB, Ba3)	05/15/28	6.750	989,635
607	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)(1)	(BB, Ba2)	03/15/32	6.250	591,747
1,600	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 101.16)(1),(2)	(BB-, B2)	03/15/29	4.625	1,369,919
1,915	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 104.50)(1),(2)	(CCC+, Caa2)	02/15/30	9.000	1,563,191
690	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B-, B2)	03/01/31	7.375	690,095

					7,318,135

Consumer/Commercial/Lease Financing (1.3%)
2,093	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/11/25 @ 100.00)(1)	(BB-, Ba2)	02/01/28	4.750	2,093,132

Diversified Capital Goods (1.5%)
322	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB+, Ba2)	06/01/31	4.250	283,811
1,400	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 103.31)(1),(2)	(CCC, Caa2)	10/15/29	6.625	1,065,946
600	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BB+, Ba3)	12/15/27	4.375	583,786
500	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)(1)	(BB+, Ba3)	01/15/32	6.625	507,764

					2,441,307

Electronics (1.1%)
800	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 102.38)(1)	(BB, Ba3)	05/15/29	4.750	760,721
950	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)(1)	(BB+, Ba2)	07/15/32	6.625	942,269

					1,702,990

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (5.6%)
$425	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	$438,647
679	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	697,820
1,477	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,370,416
450	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/27 @ 103.63)(1)	(BB, B1)	03/01/32	7.250	457,757
2,050	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)(1)	(BB, Ba2)	12/15/33	7.500	2,160,653
200	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	202,468
626	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)(1)	(BB-, B1)	04/15/32	6.500	621,485
2,284	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 102.03)(1)	(B+, B1)	03/01/28	8.125	2,291,601
720	TGNR Intermediate Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	676,642

					8,917,489

Environmental (0.4%)
223	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba2)	02/01/31	6.375	225,512
391	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)(1)	(B-, B3)	02/01/33	7.000	393,026

					618,538

Food & Drug Retailers (0.3%)
550	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	488,964

Food - Wholesale (1.8%)
500	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/11/25 @ 100.00)(1)	(BB+, Ba2)	04/15/27	5.250	495,684
1,533	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	1,521,983
885	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)(1)	(BB, B1)	09/15/32	6.125	880,794

					2,898,461

Gaming (2.6%)
325	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	299,927
400	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)(1)	(BB-, Ba3)	02/15/30	7.000	406,041
218	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)(1)	(BB-, Ba3)	02/15/32	6.500	217,354
1,672	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/16/25 @ 101.75)(1)	(B+, B2)	05/15/28	7.000	1,672,134
1,500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)(1)	(BB-, B1)	05/15/27	5.250	1,485,035

					4,080,491

Gas Distribution (2.8%)
200	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)(1)	(B+, B2)	07/15/32	7.250	207,056
286	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	297,070
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94)(1)	(BB+, Ba2)	03/01/28	5.875	402,116
400	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	391,992
692	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 03/15/28 @ 103.38)(1),(2)	(BB, Ba2)	03/15/33	6.750	704,066
610	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB, Ba2)	05/15/30	4.800	571,952

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (continued)
$600	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)(1)	(B+, B1)	12/31/30	6.000	$569,022
1,300	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)(1)	(B+, B1)	02/15/29	7.375	1,306,752

					4,450,026

Health Facility (0.2%)
364	Insulet Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/28 @ 103.25)(1)	(B+, B2)	04/01/33	6.500	369,531

Health Services (2.2%)
1,107	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/11/25 @ 102.00)(1),(2)	(B+, Ba3)	04/15/29	4.000	998,597
1,530	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 103.25)(1)	(CCC, Caa2)	02/15/30	6.500	1,437,148
1,046	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 102.69)(1)	(BB-, Ba3)	02/15/30	5.375	1,005,963

					3,441,708

Hotels (0.1%)
30	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)(1)	(BB+, Ba2)	04/01/29	5.875	30,114
181	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)(1)	(BB-, Ba3)	04/01/32	6.500	181,062

					211,176

Insurance Brokerage (7.6%)
880	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 103.38)(1)	(B, B2)	04/15/28	6.750	883,312
344	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)(1)	(B, B2)	01/15/31	7.000	345,643
333	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)(1)	(B, B2)	10/01/31	6.500	327,031
400	AmWINS Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.19)(1)	(B+, B1)	02/15/29	6.375	403,070
771	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 101.41)(1)	(CCC+, Caa2)	01/15/29	5.625	769,927
770	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/27 @ 103.75)(1),(2)	(CCC+, Caa2)	02/15/32	7.500	821,516
1,675	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.63)(1)	(B, B2)	02/15/31	7.250	1,689,182
800	HUB International Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.63)(1)	(B, B1)	06/15/30	7.250	824,459
1,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	1,050,803
1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,284,077
1,800	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)(1)	(B, B2)	06/01/31	7.125	1,835,813
800	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	761,805
1,125	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)(1)	(BB-, B1)	08/01/32	5.875	1,111,259

					12,107,897

Investments & Misc. Financial Services (7.9%)
2,100	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,040,375
600	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)(1)	(BB+, Ba2)	05/15/32	6.500	606,801
2,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)(1)	(BB, Ba3)	01/15/31	7.500	2,082,697
1,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/16/25 @ 101.31)(1)	(B+, B1)	04/15/29	5.250	943,592

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (continued)
$800	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	$719,453
1,200	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)(1)	(B, B2)	09/15/31	6.750	1,182,882
1,800	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)(1)	(BB, Ba1)	04/30/31	7.125	1,850,724
125	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06)(1)	(BB, Ba1)	11/01/32	6.125	123,230
200	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 102.00)(1)	(B, B2)	06/15/29	4.000	187,232
400	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 100.00)(1)	(NR, Ba3)	11/01/26	4.625	393,143
400	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.38)(1)	(NR, Ba3)	08/15/32	6.750	403,628
1,680	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)(1)	(B+, B1)	06/15/31	7.500	1,727,142
378	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31)(1)	(BB, Ba2)	04/01/33	6.625	376,601

					12,637,500

Machinery (4.0%)
1,500	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)(1)	(B+, Ba3)	08/15/32	6.875	1,521,963
815	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(BB-, Ba2)	01/01/30	7.500	845,856
1,482	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 100.00)(1)	(B, B3)	07/31/27	5.750	1,417,021
1,670	Griffon Corp., Global Company Guaranteed Notes (Callable 05/01/25 @ 100.96)	(B+, B1)	03/01/28	5.750	1,634,279
800	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB+, Ba1)	02/15/29	6.250	802,622
151	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	156,431

					6,378,172

Media - Diversified (0.0%)
28	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	3
46	Tech 7 SAS Super Senior (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	5
14	Tech 7 SAS Technicolor Creative Studios Super Senior (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	2
23	Technicolor Creative Studios SA (3),(4),(5),(6),(7)	(NR, NR)	03/31/26	0.000	24,757
14	Technicolor Creative Studios SA (3),(4),(5),(6),(7)	(NR, NR)	04/01/26	0.000	1

					24,768

Media Content (0.2%)
400	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)(1),(2)	(BB+, Ba3)	09/01/31	3.875	342,444

Metals & Mining - Excluding Steel (4.2%)
1,306	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)(1),(2)	(BB-, Ba3)	08/15/32	6.375	1,276,704
1,800	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 103.25)(1),(2)	(B, B1)	02/15/30	6.500	1,750,752
1,600	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)(1)	(B, NR)	03/01/29	9.375	1,684,746
800	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1),(2)	(BB-, B2)	06/01/31	4.500	707,906
510	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	476,081
740	Novelis, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)(1)	(BB, Ba3)	01/30/30	6.875	751,827

					6,648,016

Metals & Mining - Excluding Steel (0.4%)
629	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38)(1)	(BB-, B1)	03/31/33	6.750	626,619

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (2.0%)
$1,166	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)(1)	(B+, B2)	01/15/32	8.250	$1,196,533
600	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)(1)	(BB+, Ba1)	05/01/32	7.250	619,865
750	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)(1)	(BB+, Ba1)	09/15/28	7.000	766,355
540	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25)(1)	(CCC+, Caa1)	06/15/30	8.500	543,504

					3,126,257

Packaging (4.3%)
460	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 04/30/25 @ 101.50)(1),(3)	(CCC, Caa2)	09/01/29	3.000	417,241
400	Ball Corp., Global Company Guaranteed Notes (Callable 04/16/25 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	409,238
400	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 100.00)(1)	(B-, B2)	09/15/28	6.000	389,188
1,010	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 04/11/25 @ 106.94)(1)	(CCC+, Caa2)	04/15/27	9.250	954,291
1,700	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 103.94)(1)	(B, B2)	04/15/27	7.875	1,668,125
279	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(B+, B2)	05/15/31	7.250	272,025
1,647	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa3)	12/31/28	12.750	1,767,923
768	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 101.03)(1)	(BB-, Ba3)	04/15/29	4.125	714,265
318	Veritiv Operating Co., Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)(1)	(B+, B2)	11/30/30	10.500	337,005

					6,929,301

Personal & Household Products (0.4%)
700	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)(1)	(BBB-, Ba3)	02/16/31	6.750	717,135

Rail (0.6%)
936	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)(1)	(BB, Ba3)	04/15/32	6.250	935,755

Real Estate Investment Trusts (1.3%)
656	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ 100.00)(1)	(BB-, Ba3)	04/01/29	7.250	673,360
1,093	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)(1)	(BB-, Ba3)	04/15/30	6.000	1,069,244
320	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ 100.00)(1)	(BB-, Ba3)	10/15/30	6.500	318,296

					2,060,900

Recreation & Travel (4.2%)
1,200	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,132,078
514	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/11/25 @ 102.63)(1),(2)	(B+, B2)	08/15/29	5.250	486,991
2,082	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1),(2)	(BB-, B1)	05/15/31	7.250	2,091,316
1,815	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 100.00)(1)	(BB+, B1)	11/01/27	4.875	1,737,626
1,318	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)(1),(2)	(BB-, Ba3)	05/15/32	6.500	1,332,649

					6,780,660

Restaurants (1.4%)
400	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)(1)	(BB+, Ba2)	06/15/29	6.125	402,866

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Restaurants (continued)
$1,673	Raising Cane’s Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)(1)	(B, B3)	05/01/29	9.375	$1,779,460

					2,182,326

Software - Services (8.0%)
1,400	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 101.34)(1)	(NR, B1)	10/31/26	5.375	1,378,359
1,296	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 09/30/25 @ 104.50)(1)	(B-, Caa2)	09/30/29	9.000	1,291,742
362	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)(1),(2)	(B-, B3)	12/15/31	9.500	372,505
1,015	Ellucian Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/26 @ 103.25)(1)	(B-, B2)	12/01/29	6.500	1,000,541
2,150	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)(1)	(BB+, Ba3)	05/15/32	6.625	2,168,808
135	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 101.94)(1)	(BB, Ba3)	12/01/29	3.875	122,978
800	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	828,496
825	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba3)	12/01/31	4.125	728,468
800	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)(1)	(B-, B2)	02/01/31	6.875	812,051
2,070	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 101.78)(1)	(B-, Caa1)	12/15/28	7.125	1,948,705
546	VT Topco, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.25)(1)	(B, B2)	08/15/30	8.500	573,181
1,261	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25)(1)	(B, B1)	03/15/33	6.500	1,248,701
400	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/11/25 @ 100.97)(1)	(B+, B1)	02/01/29	3.875	367,285

					12,841,820

Specialty Retail (2.9%)
1,850	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/11/25 @ 100.00)(1)	(NR, Caa3)	05/01/25	7.500	1,672,132
51	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/11/25 @ 100.00)(1),(5),(7)	(NR, Caa3)	05/01/25	7.500	46,027
68	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (5),(6),(7)	(NR, NR)	05/01/25	0.000	61,059
600	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 101.33)(1)	(BB+, Ba2)	08/15/28	4.000	564,975
1,550	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)(1)	(BB-, B2)	08/01/31	8.250	1,610,457
763	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1),(2)	(BB-, B1)	11/15/31	4.875	684,107

					4,638,757

Steel Producers/Products (0.5%)
794	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/11/25 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	739,523

Support - Services (6.9%)
2,089	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/01/25 @ 100.00)(1)	(CCC+, Caa2)	07/15/27	9.750	2,101,753
715	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 100.00)(1)	(BBB-, Ba2)	01/15/28	4.000	683,548
935	Beacon Roofing Supply, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 103.25)(1)	(BB, Ba2)	08/01/30	6.500	984,292
1,000	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)(1)	(BB-, Ba3)	10/15/29	5.750	988,448
1,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 101.13)(1)	(B-, B2)	05/01/28	4.500	931,950
1,674	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 101.16)(1)	(B, Ba2)	05/01/29	4.625	1,568,549
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/25 @ 102.42)(1)	(BB, Ba3)	06/15/28	7.250	509,548

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support – Services (continued)
$400	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)(1)	(BB, Ba3)	03/15/29	6.375	$405,045
330	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19)(1)	(BB, Ba3)	03/15/33	6.375	331,706
406	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31)(1)	(BB-, B2)	04/15/30	6.625	410,393
1,372	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)(1)	(BB-, B2)	06/15/29	6.625	1,388,627
900	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/11/25 @ 102.50)(1)	(B, B2)	01/15/30	5.000	792,192

					11,096,051

Tech Hardware & Equipment (0.7%)
1,150	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)(1)	(BB, Ba2)	06/01/32	6.500	1,164,680

Telecom - Wireline Integrated & Services (2.5%)
1,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 100.00)(1)	(CCC+, Caa1)	01/15/28	5.000	752,952
1,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)(1)	(B-, B3)	04/01/30	4.500	808,178
1,000	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 04/11/25 @ 101.81)(1)	(B-, B3)	10/15/30	3.875	759,800
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/10/25 @ 100.63)(1),(8)	(B+, Ba3)	04/15/27	5.000	641,132
200	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)(1)	(B+, Ba3)	08/15/30	4.500	175,950
400	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(B+, Ba3)	01/31/31	4.250	345,661
550	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)(1)	(B+, Ba3)	07/15/31	4.750	478,923

					3,962,596

Theaters & Entertainment (0.4%)
600	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/25 @ 103.25)(1)	(BB, Ba1)	05/15/27	6.500	606,422

Transport Infrastructure/Services (0.8%)
200	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	204,838
400	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)(1)	(BB-, Ba3)	02/01/32	7.125	410,548
694	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	702,865

					1,318,251

TOTAL CORPORATE BONDS (Cost $169,478,380)					168,616,598

BANK LOANS (19.2%)
Aerospace & Defense (0.3%)
581	Peraton Corp., 3 mo. USD Term SOFR + 7.750%(9)	(NR, NR)	02/01/29	12.179	440,937

Auto Parts & Equipment (0.8%)
187	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%(9)	(B+, B1)	03/30/27	9.552	173,826
865	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%(9)	(B+, B1)	03/30/27	9.552	806,035
327	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%(9),(10)	(NR, WR)	08/28/25	10.439	297,029

					1,276,890

Building Materials (0.7%)
39	ARAMSCO, Inc.(11)	(B-, Caa1)	10/10/30	4.750	36,645
378	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%(9)	(B-, Caa1)	10/10/30	9.049	354,769
522	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(9)	(B, B3)	08/01/28	9.944	482,293

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (continued)
$178	Foundation Building Materials Holding Co. LLC(9),(12)	(B, B2)	01/31/28	0.000	$169,352

					1,043,059

Chemicals (1.5%)
697	Ascend Performance Materials Operations LLC(4),(6)	(CCC+, Caa2)	08/27/26	0.000	183,280
68	Ascend Performance Materials Operations LLC(5),(7),(9),(12)	(NR, NR)	03/09/26	0.000	66,990
703	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(9)	(CCC, Caa2)	12/29/27	8.311	585,200
302	PMHC II, Inc.(5),(9),(12)	(NR, NR)	04/21/29	0.000	284,312
712	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 5.500%(9),(10)	(CCC+, Caa1)	10/16/28	9.900	400,150
1,173	Polar U.S. Borrower LLC (2024 Term Loan B1B), 3 mo. USD Term SOFR + 4.750%, 0.075% PIK(9),(10),(13)	(CCC+, Caa1)	10/16/28	9.900	658,817
161	SK Neptune Husky Finance SARL(4),(6),(7),(10)	(NR, WR)	04/30/25	0.000	125,152
745	SK Neptune Husky Group SARL(4),(6),(10)	(NR, WR)	01/03/29	0.000	13,495

					2,317,396

Electronics (1.5%)
873	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(9)	(B, B3)	10/08/28	8.811	872,809
1,495	Idemia Group, 3 mo. USD Term SOFR + 4.250%(9)	(B, B2)	09/30/28	8.549	1,505,422

					2,378,231

Food & Drug Retailers (0.2%)
1,000	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%(9),(10)	(CC, Ca)	12/21/28	11.647	367,500

Gas Distribution (0.6%)
946	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.000%(9)	(B+, B2)	02/16/28	7.291	946,859

Health Facilities (0.5%)
292	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(9)	(B-, Caa1)	09/30/27	11.899	201,803
211	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%(9)	(B-, B2)	05/18/28	11.061	210,596
842	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK(9),(10),(13)	(NR, Caa2)	08/18/28	11.061	320,670

					733,069

Health Services (1.2%)
57	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(B, Caa1)	12/15/28	8.322	55,626
561	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(CCC, Ca)	12/15/28	8.437	483,351
25	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 5.250%(9)	(B, Caa1)	12/15/28	9.572	24,975
587	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK(9),(13)	(B-, B3)	01/31/29	9.590	567,613
790	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%(9)	(B-, B3)	12/15/27	9.049	789,836

					1,921,401

Hotels (0.2%)
125	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 7.500%(9)	(NR, NR)	03/11/30	11.937	122,405
144	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%(9)	(NR, NR)	03/11/30	9.937	142,967

					265,372

Machinery (0.3%)
412	Madison IAQ LLC(7),(9),(12)	(B, B1)	03/28/32	0.000	408,377

Media - Diversified (0.8%)
796	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%(9)	(B-, B3)	12/29/28	8.075	768,639
215	Technicolor Creative Studios, 5.000% PIK(3),(4),(5),(7),(13)	(NR, NR)	08/06/33	5.000	0
516	Twitter, Inc.	(NR, NR)	10/26/29	9.500	530,214

					1,298,853

Packaging (1.0%)
1,625	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%(9)	(B-, B3)	09/15/28	8.302 - 8.323	1,618,682

Personal & Household Products (0.8%)
1,274	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(9)	(NR, NR)	06/29/28	11.914	1,194,362

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Personal & Household Products (continued)
$139	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(7),(9)	(NR, NR)	06/29/28	11.905	$139,184

					1,333,546

Software - Services (5.3%)
555	AQ Carver Buyer, Inc., 6 mo. USD Term SOFR + 5.500%(9)	(B, B3)	08/02/29	9.817	551,981
1,965	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%(9)	(CCC+, B3)	10/09/26	8.689	1,879,014
282	Astra Acquisition Corp.(4),(6),(10)	(CCC+, Caa1)	02/25/28	0.000	176,061
834	Astra Acquisition Corp.(4),(6)	(CC, C)	10/25/28	0.000	20,853
570	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 3.500%(9)	(B, B2)	03/30/29	7.799	565,794
600	CommerceHub, Inc., 3 mo. USD Term SOFR + 7.000%(9)	(CCC, Caa3)	12/29/28	11.458	562,500
199	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(B-, B2)	10/16/26	8.325	194,298
1,016	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%(7),(9)	(NR, NR)	08/14/28	7.799	965,089
332	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.250%(9)	(CCC+, Caa2)	12/06/32	9.563	330,188
375	Polaris Newco LLC, 1 mo. GBP LIBOR + 5.000%(8),(9)	(CCC+, B3)	06/02/28	9.457	452,235
908	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.000%(9)	(B-, B2)	07/16/31	7.299	903,967
239	Quest Software U.S. Holdings, Inc. (2022 Term Loan), 3 mo. USD Term SOFR + 4.250%(9)	(CCC-, Caa1)	02/01/29	8.691	129,759
1,786	Quest Software U.S. Holdings, Inc. (2024 Term Loan), 3 mo. USD Term SOFR + 4.250%(9)	(CCC-, Caa1)	02/01/29	8.691	1,071,326
455	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%(7),(9)	(CCC+, B3)	04/27/28	9.302	318,831
397	UKG, Inc., 3 mo. USD Term SOFR + 3.000%(9)	(B-, B2)	02/10/31	7.300	396,605

					8,518,501

Steel Producers/Products (0.6%)
1,009	OPTA, Inc., 3 mo. USD Term SOFR + 6.750%(7),(9),(10)	(NR, NR)	11/09/28	11.299	993,452

Support - Services (2.0%)
1,294	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(9)	(B-, B2)	06/02/28	7.939	1,272,511
595	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(B-, B3)	12/29/27	8.439	574,025
343	LaserShip, Inc., 1 mo. USD Term SOFR + 4.000%(9)	(CCC-, Caa2)	01/02/29	8.325	215,298
313	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%(9)	(B, B2)	01/02/29	10.549	311,415
776	LaserShip, Inc., 1 mo. USD Term SOFR + 1.500%(9)	(CCC, Caa2)	08/10/29	5.939	456,625
256	LaserShip, Inc., 1 mo. USD Term SOFR + 1.500%(9)	(CCC-, Caa3)	08/10/29	5.939	70,159
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%(9)	(CCC, Caa3)	11/02/28	13.052	354,600

					3,254,633

Tech Hardware & Equipment (0.4%)
896	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(9)	(B-, Caa2)	05/25/28	8.825	543,221
182	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(9)	(B-, B1)	05/25/28	8.825	110,486

					653,707

Telecom - Wireline Integrated & Services (0.5%)
975	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(9)	(NR, B1)	08/01/29	10.052	866,365

TOTAL BANK LOANS (Cost $35,384,342)					30,636,830

ASSET BACKED SECURITIES (7.3%)
Collateralized Debt Obligations (7.3%)
650	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(9)	(NR, Ba3)	07/20/34	11.955	651,958
1,000	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, 3 mo. USD Term SOFR + 7.170% (1),(9)	(NR, Ba3)	04/20/35	11.460	1,007,749
780	Anchorage Capital Europe CLO 6 DAC, Rule 144A, 3 mo. EURIBOR + 5.000% (1),(3),(9)	(BBB-, NR)	01/22/38	7.704	854,104
500	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A (1)	(NR, Ba3)	04/27/39	6.659	457,455
750	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, 3 mo. USD Term SOFR + 6.972% (1),(9)	(BB-, NR)	10/15/36	11.274	687,123
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 6.612% (1),(9)	(BB-, NR)	01/17/33	10.914	979,480
1,000	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, 3 mo. USD Term SOFR + 6.982% (1),(9)	(BB-, NR)	04/20/34	11.275	991,140
1,000	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(9)	(NR, B1)	07/15/31	10.714	981,582
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(9)	(BB-, NR)	10/20/34	11.665	953,483
800	KKR CLO 45a Ltd., 2024-45A, Rule 144A, 3 mo. USD Term SOFR + 7.300% (1),(9)	(NR, NR)	04/15/35	11.602	800,775

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012% (1),(9)	(NR, Ba1)	01/22/35	10.302	$1,004,386
400	MP CLO III Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 3.312% (1),(9)	(NR, Baa3)	10/20/30	7.605	400,650
1,000	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Aa2)	04/20/37	5.459	986,583
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, 3 mo. USD Term SOFR + 7.972% (1),(9)	(BB-, NR)	01/20/34	12.265	939,540

TOTAL ASSET BACKED SECURITIES (Cost $11,797,406)					11,696,008

Shares
COMMON STOCKS (0.8%)
Auto Parts & Equipment (0.2%)
38	Jason, Inc.(6)				206,690

Chemicals (0.2%)
46,574	Proppants Holdings LLC(5),(6),(7),(10)				931
10,028	Utex Industries(6)				339,277

					340,208

Hotels (0.3%)
7,297	Aimbridge Acquisition Co., Inc.(6)				470,657

Personal & Household Products (0.1%)
22,719	Dream Well, Inc.(6)				188,568
22,719	Serta Simmons Bedding Equipment Co.(5),(6),(7)				0

					188,568

Pharmaceuticals (0.0%)
45,583	Akorn, Inc.(6)				1,367

Private Placement (0.0%)
69,511,940	Technicolor Creative Studios SA(5),(6),(7),(14)				0

Specialty Retail (0.0%)
69	Eagle Investments Holding Co. LLC, Class B(5),(6),(7)				1

Support - Services (0.0%)
800	LTR Holdings, Inc.(5),(6),(7),(10)				1,185

TOTAL COMMON STOCKS (Cost $3,465,241)					1,208,676

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/08/2026(5),(6),(7),(10) (Cost $6,055)				0

SHORT-TERM INVESTMENTS (15.0%)
7,522,209	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.30%				7,522,209
16,395,940	State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(15)				16,395,940

TOTAL SHORT-TERM INVESTMENTS (Cost $23,918,149)					23,918,149

TOTAL INVESTMENTS AT VALUE (147.9%) (Cost $244,049,573)					236,076,261

LIABILITIES IN EXCESS OF OTHER ASSETS (-47.9%)					(76,460,770)

NET ASSETS (100.0%)					$159,615,491

INVESTMENT ABBREVIATIONS

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

LIBOR = London Interbank Offered Rate

WR = Withdrawn Rating

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2025 (unaudited)

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $176,927,139 or 110.8% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in Euro.
(4)	Bond is currently in default.
(5)

Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund’s valuation designee under the oversight of the Board of Directors.

(6)	Non-income producing security.
(7)	Security is valued using significant unobservable inputs.
(8)	This security is denominated in British Pound.
(9)	Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.
(10)	Illiquid security.
(11)	All or a portion is an unfunded loan commitment.
(12)	Position is unsettled. Contract rate was not determined at March 31, 2025 and does not take effect until settlement.
(13)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Asset Management Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	124,672	USD	133,823	10/07/25	Deutsche Bank AG	$133,823	$136,109	$2,286
USD	2,126,686	EUR	1,900,141	10/07/25	Morgan Stanley	(2,126,686)	(2,074,456)	52,230
USD	1,165,011	GBP	891,397	10/07/25	Morgan Stanley	(1,165,011)	(1,150,072)	14,939

Total Unrealized Appreciation								$69,455

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Settlement Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
GBP	29,023	USD	37,698	10/07/25	Barclays Bank PLC	$37,698	$37,446	$(252)
USD	43,511	EUR	41,017	10/07/25	Barclays Bank PLC	(43,511)	(44,780)	(1,269)
USD	97,718	EUR	90,455	10/07/25	Deutsche Bank AG	(97,718)	(98,754)	(1,036)
USD	23,314	GBP	18,677	10/07/25	Deutsche Bank AG	(23,314)	(24,097)	(783)

Total Unrealized Depreciation								$(3,340)

Total Net Unrealized Appreciation/(Depreciation)								$66,115

Currency Abbreviations:

GBP = British Pound

USD = United States Dollar

EUR = Euro

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$168,484,744	$131,854	$168,616,598
Bank Loans	—	27,619,755	3,017,075	30,636,830
Asset Backed Securities	—	11,696,008	—	11,696,008
Common Stocks	470,657	735,902	2,117	1,208,676
Warrants	—	—	0	0
Short-term Investments	23,918,149	—	—	23,918,149

	$24,388,806	$208,536,409	$3,151,046	$236,076,261

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$69,455	$—	$69,455

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,340	$—	$3,340

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of December 31, 2024	$202,210	$4,940,122	$2,117	$0	$5,144,449
Accrued discounts (premiums)	—	23,169	—	—	23,169
Purchases	—	1,485,449	—	—	1,485,449
Sales	—	(1,548,837)	—	—	(1,548,837)
Realized gain (loss)	—	(124,424)	—	—	(124,424)
Change in unrealized appreciation (depreciation)	(70,356)	132,833	—	—	62,477
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(1,891,237)	—	—	(1,891,237)

Balance as of March 31, 2025	$131,854	$3,017,075	$2,117	$0	$3,151,046

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$(70,356)	$(58,573)	$—	$—	$(128,929)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At March 31, 2025	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$3,017,075	Vendor pricing	Single Broker Quote	$0.70 – $1.00 ($0.94)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
Corporate Bonds	131,854	Income Approach	Expected Remaining Distribution	0.00 – 1.08 (0.93)
Common Stocks	2,117	Income Approach	Expected Remaining Distribution	0.00 – 1.48 (0.84)
Warrant	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (ii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2025, $1,891,237 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.